EVENTS OCCURRING AFTER THE REPORTING PERIOD	6 Months Ended
Dec. 31, 2023
EVENTS OCCURRING AFTER THE REPORTING PERIOD
EVENTS OCCURRING AFTER THE REPORTING PERIOD

19.   EVENTS OCCURRING AFTER THE REPORTING PERIOD

Subsequent to December 31, 2023, there have been no other situations or circumstances that may require significant adjustments or further disclosure in these consolidated financial statements that were not mentioned above.